Fair Value of Financial Instruments - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments, transfer of Level 1 to Level 2	$ 0	$ 0
Carrying Amount | Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Notes payable	4,700,000
Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in money market funds measured at fair value using net asset value per share	$ 6,300,000	$ 30,900,000